CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income	$ 146,406	$ 200,832	$ 122,815
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	94,293	78,080	67,393
Vessel impairment charge	5,314	42,410	11,800
Available-for-sale securities impairment charge	0	20,552	0
Amortization of deferred charges	10,972	11,613	11,271
Amortization of seller's credit	(1,324)	(1,904)	(1,903)
Equity in earnings of associated companies	(27,765)	(33,605)	(33,497)
Loss/(gain) on sale of assets and termination of charters	167	(7,364)	(23,931)
Gain on sale of investment in associated company	0	0	(6,055)
Gain on redemption of Horizon loan notes and warrants	0	(44,552)	0
Gain on redemption of Frontline loan notes	0	(28,904)	0
Adjustment of derivatives to fair value recognized in net income	(4,399)	13,278	7,699
Loss/(gain) on repurchase of bonds	8,802	(1,007)	21
Interest receivable in form of notes	(633)	(2,182)	(3,197)
Other, net	365	(1,134)	(458)
Changes in operating assets and liabilities
Trade accounts receivable	(1,492)	1,196	5,109
Due from related parties	8,433	14,105	(20,634)
Other receivables	(856)	(840)	(9,418)
Inventories	(27)	(2,529)	(320)
Prepaid expenses and accrued income	2,181	(715)	(1,104)
Trade accounts payable	394	(1,572)	(1,095)
Accrued expenses	1,046	(5,302)	4,358
Other current liabilities	(11,804)	7,945	3,547
Net cash provided by operating activities	230,073	258,401	132,401
Investing activities
Repayments from investments in direct financing and sales-type leases	30,410	35,946	43,120
Additions to newbuildings	(188,142)	(223,109)	(202,333)
Purchase of vessels	0	(273,552)	(192,864)
Proceeds from sale of vessels and termination of charters	29,102	42,275	199,429
Proceeds from sale of investment in associated company	0	111,095	0
Proceeds from redemption of Horizon loan notes and warrants	0	71,681	0
Proceeds from redemption of Frontline loan notes	0	112,687	0
Net amounts received from/(paid to) associated companies	193,517	(62,083)	88,585
Proceeds from repayment of investment loan (included in other receivables)	0	0	50,000
Other investments and long-term assets, net	(25,488)	(20,722)	(7,877)
Net cash provided by/(used in) investing activities	39,399	(205,782)	(21,940)
Financing activities
Proceeds from shares issued, net of issuance costs	323	675	927
Payments in lieu of issuing shares for exercised share options	0	0	(1,196)
Repurchase of bonds	(296,800)	(23,787)	(75,262)
Proceeds from issuance of short-term and long-term debt	522,000	595,305	733,632
Repayments of short-term and long-term debt	(329,303)	(435,706)	(616,783)
Debt fees paid	(5,099)	(7,155)	(7,460)
Repayments of lease obligation liability	(97)	0	0
Cash dividends paid	(168,289)	(162,594)	(152,142)
Net cash used in financing activities	(277,265)	(33,262)	(118,284)
Net (decrease)/increase in cash and cash equivalents	(7,793)	19,357	(7,823)
Cash and cash equivalents at start of the year	70,175	50,818	58,641
Cash and cash equivalents at end of the year	62,382	70,175	50,818
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 65,184	$ 68,215	$ 82,524